TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	$ 604,367	$ 1,249,073
Argentine Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	6,517	47,079
Brazilian Real
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	221,952	537,224
Chilean Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	44,737	131,543
Colombian Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	1,292	2,288
Euro
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	24,370	32,711
US Dollar
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	292,125	436,774
Korean Won
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	79	8,172
Mexican Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	4,624	6,093
Australian Dollar
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	49	20,964
Pound Sterling
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	5,647	7,428
South African Rand
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		2,982
Uruguayan Peso (New)
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	792	1,375
Thai Bht
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		1,559
Swiss Franc
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	754	535
Russian Ruble
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		896
Japanese Yen
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	77	1,222
Swedish crown
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	129	2,012
New Zealand Dollar
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		1,148
Costa Rican Colon
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total		1,390
Other Currencies
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	$ 1,223	$ 5,678